OTHER NON-CURRENT ASSETS - Lease agreement and deferred charges (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER NON-CURRENT ASSETS
Total amortization of deferred charges	Rp 60	Rp 56	Rp 46